UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Bond Index Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Bond Index Portfolio

The fixed income markets generated solid performance across asset classes in 2004. Duration and lower quality securities within the credit universe provided significant incremental returns over the period, while mortgages, treasuries and other debt instruments performed well in a year of range-bound interest rates. The Portfolio's tracking error (defined as the total return of the Portfolio minus the total return of the Index) for 2004 was -55 basis points (-.55%). This is largely a result of allocations with respect to asset class, quality and duration that were not in line with the Benchmark Index allocations; the Portfolio was not indexed in 2003 and through most of 2004. In addition, the size of the Portfolio can be a barrier to replication causing lagging performance relative to the Index. As of December 31, 2004, MBIX had 184 securities with a market value of roughly $125.1 million, compared to the Lehman Aggregate, which had 5,836 securities with a market value of $8.2 trillion. Looking forward to 2005, it will be critical to replicate and maintain Index characteristics in order to minimize tracking error. The past several months have been spent restructuring the Portfolio to more closely approximate the benchmark Lehman Aggregate Bond Index, and as a result we expect the Portfolio to perform in line with the Index going forward. As we have worked through the restructuring the tracking error has decreased and for Q404 was -.03% or 3 basis points relative to the Lehman Aggregate Bond Index.


                         Maxim Bond Index               Lehman Aggregate Bond
                            Portfolio                           Index

   12/01/1992               10,000.00                         10,000.00
   12/31/1995               11,671.00                         11,847.40
   12/31/1996               12,036.30                         12,277.58
   12/31/1997               12,860.79                         13,462.86
   12/31/1998               13,771.33                         14,632.24
   12/31/1999               13,728.64                         14,512.26
   12/31/2000               15,277.23                         16,200.03
   12/31/2001               16,426.08                         17,567.31
   12/31/2002               18,017.77                         19,369.72
   12/31/2003               18,572.71                         20,163.88
   12/31/2004               19,181.90                         21,038.79


Maxim Bond Index Portfolio
Total Return -

One Year:                  3.28%
Five Year:                 6.92%
Ten Year:                  6.73%



Portfolio Inception:       12/1/92


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Bond Index Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bond Index Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bond Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years Ended
December 31, 2004 and 2003

Maxim Bond Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $          123,950,979
      Cash                                                                                                           19,153
      Interest receivable                                                                                         1,209,555
      Subscriptions receivable                                                                                      394,028
                                                                                                       ---------------------
                                                                                                       ---------------------

      Total assets                                                                                              125,573,715
                                                                                                       ---------------------
                                                                                                       ---------------------

LIABILITIES:
      Due to investment adviser                                                                                      53,043
      Redemptions payable                                                                                           670,529
                                                                                                       ---------------------
                                                                                                       ---------------------

      Total liabilities                                                                                             723,572
                                                                                                       ---------------------
                                                                                                       ---------------------

NET ASSETS                                                                                           $          124,850,143
                                                                                                       =====================
                                                                                                       =====================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $              973,110
      Additional paid-in capital                                                                                121,523,836
      Net unrealized appreciation on investments                                                                  1,719,582
      Undistributed net investment income                                                                            62,366
      Accumulated net realized gain on investments                                                                  571,249
                                                                                                       ---------------------
                                                                                                       ---------------------

NET ASSETS                                                                                           $          124,850,143
                                                                                                       =====================
                                                                                                       =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $                12.83
                                                                                                       =====================
                                                                                                       =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                200,000,000
      Outstanding                                                                                                 9,731,103

(1)  Cost of investments in securities:                                                              $          122,231,397

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                        $            6,026,946
                                                                                                       ---------------------
                                                                                                       ---------------------

EXPENSES:
     Management fees                                                                                                652,619
                                                                                                       ---------------------
                                                                                                       ---------------------

NET INVESTMENT INCOME                                                                                             5,374,327
                                                                                                       ---------------------
                                                                                                       ---------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                             3,434,882
     Change in net unrealized appreciation on investments                                                        (4,750,401)
                                                                                                       ---------------------
                                                                                                       ---------------------

     Net realized and unrealized loss on investments                                                             (1,315,519)
                                                                                                       ---------------------
                                                                                                       ---------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $            4,058,808
                                                                                                       =====================
                                                                                                       =====================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

                                                                                         2004                   2003
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                        $       5,374,327      $      8,336,648
     Net realized gain on investments                                                     3,434,882             1,296,097
     Change in net unrealized appreciation on investments                                (4,750,401)           (4,135,605)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Net increase in net assets resulting from operations                                 4,058,808             5,497,140
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                          (5,467,980)           (8,004,313)
     From net realized gains                                                             (3,576,831)           (1,052,179)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Total distributions                                                                 (9,044,811)           (9,056,492)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                   68,866,137           100,625,516
     Reinvestment of distributions                                                        9,044,811             9,056,492
     Redemptions of shares                                                              (92,136,847)         (164,521,058)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Net decrease in net assets resulting from share transactions                       (14,225,899)          (54,839,050)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Total decrease in net assets                                                       (19,211,902)          (58,398,402)

NET ASSETS:
     Beginning of period                                                                144,062,045           202,460,447
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     End of period  (1)                                                           $     124,850,143      $    144,062,045
                                                                                    ================       ===============
                                                                                    ================       ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                 5,178,231             7,375,574
     Issued in reinvestment of distributions                                                693,640               667,927
     Redeemed                                                                            (6,937,446)          (12,100,041)
                                                                                    ----------------       ---------------
                                                                                    ----------------       ---------------

     Net decrease                                                                        (1,065,575)           (4,056,540)
                                                                                    ================       ===============
                                                                                    ================       ===============

(1) Including undistributed net investment income                                 $          62,366      $         18,037

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                              Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2004            2003          2002 ~          2001 ~         2000 ~
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------
Net Asset Value, Beginning of Period          $         13.34  $       13.63  $       13.11  $        12.86  $       12.28

Income from Investment Operations

Net investment income                                    0.57           0.61           0.21            0.69           0.77
Net realized and unrealized gain (loss)                 (0.14)         (0.19)          0.56            0.27           0.57
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Income From Investment Operations                  0.43           0.42           0.77            0.96           1.34
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Less Distributions

From net investment income                              (0.56)         (0.61)         (0.21)          (0.71)         (0.76)
From net realized gains                                 (0.38)         (0.10)         (0.04)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Total Distributions                                     (0.94)         (0.71)         (0.25)          (0.71)         (0.76)
                                                --------------   ------------   ------------   -------------   ------------
                                                --------------   ------------   ------------   -------------   ------------

Net Asset Value, End of Period                $         12.83  $       13.34  $       13.63  $        13.11  $       12.86
                                                ==============   ============   ============   =============   ============
                                                ==============   ============   ============   =============   ============


Total Return                                            3.28%          3.08%          9.69%           7.52%         11.28%

Net Assets, End of Period ($000)              $       124,850  $     144,062  $     202,460  $      182,737  $     147,990

Ratio of Expenses to Average Net Assets                 0.50%          0.50%          0.50%           0.50%          0.50%

Ratio of Net Investment Income to
     Average Net Assets                                 4.12%          4.47%          5.01%           5.60%          6.24%

Portfolio Turnover Rate                                81.13%         13.66%         53.33%          56.51%         27.38%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.


See notes to financial statements.


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Bond Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2004 were $496,590, $502,412 and 0.40%, respectively.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $26,432,699 and $42,646,302 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $78,302,217 and $83,704,782 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $122,117,120. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,347,115 and gross depreciation of securities in which there was an excess of tax cost over value of $513,256 resulting in net appreciation of $1,833,859.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           5,474,653          8,096,213
          Long-term capital gain                                                    3,570,158            960,279
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                    9,044,811          9,056,492
                                                                              ================    ===============


       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                       62,366
      Undistributed capital gains                                                                        456,972
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                           519,338
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                       1,833,859
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                       $    2,353,197
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2004 the Portfolio reclassified $137,982 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all share information in the Financial Highlights prior to 2002 has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Series Fund, Inc.

Maxim Bond Index Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 47.70%
  5,670,118 Fannie Mae                                                 5,630,224
            5.000% May 1, 2034
  5,503,029 Fannie Mae                                                 5,589,874
            5.500% March 1, 2034
     59,492 Fannie Mae                                                    61,898
            7.000% December 1, 2007
    961,535 Fannie Mae                                                   997,672
            6.000% January 1, 2029
    968,602 Fannie Mae                                                 1,033,680
            7.000% July 1, 2032
    957,254 Fannie Mae                                                   935,064
            4.000% April 1, 2019
  1,082,338 Fannie Mae                                                 1,075,989
            5.000% December 1, 2033
  1,000,000 Fannie Mae                                                   992,188
            4.500% December 1, 2034
    907,181 Fannie Mae                                                   921,497
            5.500% May 1, 2033
    361,829 Fannie Mae                                                   384,035
            6.500% December 1, 2013
     55,247 Fannie Mae                                                    58,748
            8.000% December 1, 2012
  3,458,046 Fannie Mae                                                 3,580,484
            6.000% January 1, 2033
     25,119 Fannie Mae                                                    26,711
            8.000% June 1, 2012
    231,950 Fannie Mae                                                   252,685
            8.000% November 1, 2022
    350,299 Fannie Mae                                                   371,512
            7.000% May 1, 2011
    840,297 Fannie Mae                                                   853,810
            5.500% January 1, 2034
  2,134,831 Fannie Mae                                                 2,169,188
            5.000% June 1, 2018
    986,258 Fannie Mae                                                 1,038,345
            6.500% June 1, 2032
  1,888,007 Fannie Mae                                                 1,918,392
            5.500% June 1, 2034
    760,675 Fannie Mae                                                   799,184
            6.000% July 1, 2017
    251,439 Fannie Mae                                                   263,683
            6.500% November 1, 2009
    600,000 Fannie Mae                                                   645,625
            6.000% May 15, 2008
    500,000 Fannie Mae **                                                495,586
            2.500% June 15, 2006
    500,000 Fannie Mae **                                                595,832
            6.625% November 15, 2030
    500,000 Fannie Mae **                                                513,340
            5.500% February 15, 2006
    500,000 Fannie Mae **                                                504,655
            4.625% October 15, 2013
    600,000 Fannie Mae **                                                592,092
            3.250% August 15, 2008
    600,000 Fannie Mae **                                                612,575
            4.250% July 15, 2007
    600,000 Fannie Mae **                                                625,162
            5.250% April 15, 2007
    600,000 Fannie Mae **                                                633,420
            5.250% January 15, 2009
    700,000 Fannie Mae **                                                781,602
            6.625% September 15, 2009
    500,000 Fannie Mae **                                                494,057
            2.250% May 15, 2006
    500,000 Fannie Mae **                                                574,711
            7.125% June 15, 2010
    600,000 Fannie Mae **                                                689,581
            7.250% January 15, 2010
    600,000 Fannie Mae **                                                660,118
            6.000% May 15, 2011
    600,000 Fannie Mae **                                                620,241
            5.000% January 15, 2007
    500,000 Federal Home Loan Bank **                                    496,707
            2.500% March 15, 2006
    500,000 Federal Home Loan Bank **                                    501,433
            3.250% August 15, 2005
     29,667 Freddie Mac                                                   31,798
            7.500% August 1, 2030
    343,699 Freddie Mac                                                  361,174
            6.500% April 1, 2029
    209,808 Freddie Mac                                                  225,238
            7.500% May 1, 2027
    206,629 Freddie Mac                                                  218,188
            6.500% November 1, 2032
    550,513 Freddie Mac                                                  569,953
            6.000% December 1, 2033
  1,115,268 Freddie Mac                                                1,132,345
            5.000% August 1, 2018
  1,902,007 Freddie Mac                                                1,933,991
            5.500% June 1, 2033
    731,193 Freddie Mac                                                  772,094
            6.500% November 1, 2032
    319,682 Freddie Mac                                                  341,061
            7.000% May 1, 2032
    480,077 Freddie Mac                                                  478,771
            4.500% August 1, 2019
    981,052 Freddie Mac                                                  972,315
            5.000% July 1, 2034
  1,473,733 Freddie Mac                                                1,469,723
            4.500% March 1, 2019
  1,150,168 Freddie Mac                                                1,189,424
            5.500% February 1, 2018
  1,360,966 Freddie Mac                                                1,437,096
            6.500% November 1, 2032
  1,496,713 Freddie Mac                                                1,495,277
            4.500% March 1, 2018
    500,000 Freddie Mac **                                               503,680
            4.250% June 15, 2005
    500,000 Freddie Mac **                                               573,592
            6.250% July 15, 2032
    600,000 Freddie Mac **                                               619,505
            4.875% March 15, 2007
    500,000 Freddie Mac **                                               525,662
            5.125% July 15, 2012
    500,000 Freddie Mac **                                               504,176
            4.500% January 15, 2013
    500,000 Freddie Mac **                                               499,800
            4.500% January 15, 2014
    500,000 Freddie Mac **                                               493,648
            1.875% February 15, 2006
    500,000 Freddie Mac **                                               544,709
            5.750% January 15, 2012
    500,000 Freddie Mac **                                               496,356
            2.125% November 15, 2005
    600,000 Freddie Mac **                                               600,206
            3.625% September 15, 2008
    600,000 Freddie Mac **                                               684,959
            6.875% September 15, 2010
      2,206 Ginnie Mae                                                     2,272
            8.000% August 15, 2006
    207,400 Ginnie Mae                                                   221,559
            7.000% July 15, 2025
    117,935 Ginnie Mae                                                   132,220
            9.000% January 15, 2017
     92,495 Ginnie Mae                                                    99,687
            7.500% December 15, 2025
    129,270 Ginnie Mae                                                   144,633
            9.000% April 15, 2021
      4,725 Ginnie Mae                                                     4,925
            8.000% March 15, 2007
      9,372 Ginnie Mae                                                     9,770
            8.000% April 15, 2007
     13,362 Ginnie Mae                                                    13,930
            8.000% June 15, 2007
      7,928 Ginnie Mae                                                     8,264
            8.000% January 15, 2007
     12,206 Ginnie Mae                                                    12,571
            8.000% December 15, 2006
     73,998 Ginnie Mae II                                                 79,169
            7.500% December 20, 2029
    500,000 Resolution Funding                                           736,550
            9.375% October 15, 2020
                                                                     $59,131,891
AUTOMOBILES --- 0.40%
    500,000 DaimlerChrysler NA Holding Corp                              498,968
            Company Guaranteed Notes
            4.050% June 4, 2008
                                                                        $498,968

BANKS --- 1.72%
    500,000 Bank of America Corp                                         579,189
            Subordinated Notes
            7.400% January 15, 2011
    500,000 US Bank NA                                                   555,277
            Subordinated Notes
            6.375% August 1, 2011
    500,000 Wachovia Bank NA                                             496,865
            Subordinated Notes
            4.800% November 1, 2014
    500,000 Wells Fargo & Co                                             502,313
            Senior Notes
            5.125% September 15, 2016
                                                                      $2,133,644
BROADCAST/MEDIA --- 0.45%
    500,000 Comcast Cable Communications Inc                             561,492
            Senior Notes
            6.750% January 30, 2011
                                                                        $561,492
CANADIAN - PROVINCIAL --- 0.83%
    500,000 Province of Ontario                                          495,202
            Notes
            4.375% February 15, 2013
    500,000 Province of Quebec                                           535,644
            Bonds
            5.750% February 15, 2009
                                                                      $1,030,846
COMMERCIAL MORTGAGED BACKED --- 2.05%
    382,900 Commercial Mortgage Acceptance Corp                          400,183
            Series 1999-C1 Class A1
            6.790% June 15, 2031
    788,536 Merrill Lynch Mortgage Investors Inc                         836,916
            Series 1998-C2 Class A2
            6.390% February 15, 2030
  1,229,217 Morgan Stanley Capital I                                   1,300,776
            Series 1999-CAM1 Class A3
            6.920% March 15, 2032
                                                                      $2,537,875
COMMUNICATIONS - EQUIPMENT --- 0.41%
    500,000 Motorola Inc                                                 509,869
            Notes
            4.608% November 16, 2007
                                                                        $509,869
COMPUTER HARDWARE & SYSTEMS --- 0.42%
    400,000 International Business Machines Corp                         524,152
            Debentures
            8.375% November 1, 2019
                                                                        $524,152
CONGLOMERATES --- 0.83%
    500,000 General Electric Co                                          512,983
            Notes
            5.000% February 1, 2013
    500,000 Tyco International Group SA                                  516,660
            Company Guaranteed Notes
            6.375% February 15, 2006
                                                                      $1,029,643

ELECTRIC COMPANIES --- 1.24%
    500,000 Baltimore Gas & Electric Co                                  515,786
            Notes
            5.250% December 15, 2006
    500,000 Pacific Gas & Electric Co                                    519,308
            1st Mortgage
            6.050% March 1, 2034
    500,000 Wisconsin Electric Power Co                                  497,993
            Notes
            3.500% December 1, 2007
                                                                      $1,533,087
FINANCIAL SERVICES --- 4.38%
    500,000 Bank of New York Co Inc                                      551,874
            Senior Subordinated Notes
            6.375% April 1, 2012
    500,000 CIT Group Inc                                                485,686
            Senior Notes
            3.375% April 1, 2009
    500,000 Citigroup Inc #                                              502,412
            Subordinated Notes
            5.000% September 15, 2014
    500,000 Countrywide Home Loans Inc                                   488,914
            Notes
            3.250% May 21, 2008
    500,000 Ford Motor Credit Co                                         515,100
            Notes
            6.875% February 1, 2006
    250,000 General Electric Capital Corp                                292,613
            Notes
            6.750% March 15, 2032
    500,000 General Motors Acceptance Corp                               512,397
            Notes
            6.875% September 15, 2011
    500,000 Household Finance Corp                                       552,198
            Notes
            6.375% October 15, 2011
    500,000 JPMorgan Chase & Co                                          503,280
            Subordinated Notes
            5.125% September 15, 2014
    500,000 National Rural Utilities Cooperative Finance Corp            503,404
            Collateral Trust Bonds
            4.375% October 1, 2010
    500,000 Washington Mutual Bank                                       516,352
            Subordinated Notes
            5.500% January 15, 2013
                                                                      $5,424,230
FOOD & BEVERAGES --- 1.77%
    500,000 Anheuser-Busch Co Inc                                        539,477
            Debentures
            5.950% January 15, 2033
    500,000 Coca-Cola Enterprises Inc                                    550,568
            Notes
            6.125% August 15, 2011
    500,000 General Mills Inc                                            542,570
            Notes
            6.000% February 15, 2012

    500,000 Kellogg Co                                                   560,112
            Notes
            6.600% April 1, 2011
                                                                      $2,192,727
FOREIGN BANKS --- 0.42%
    500,000 KfW International Finance Inc                                515,576
            Notes
            4.750% January 24, 2007
                                                                        $515,576
FOREIGN GOVERNMENTS --- 0.53%
    300,000 Government of Italy                                          297,505
            Notes
            2.750% December 15, 2006
    300,000 Government of Italy                                          357,482
            Notes
            6.875% September 27, 2023
                                                                        $654,987
INSURANCE RELATED --- 0.38%
    500,000 Allstate Corp                                                474,258
            Bonds
            5.350% June 1, 2033
                                                                        $474,258
INVESTMENT BANK/BROKERAGE FIRM --- 2.52%
    500,000 Bear Stearns Co Inc                                          528,098
            Notes
            5.700% November 15, 2014
    500,000 Credit Suisse First Boston USA Inc                           556,491
            Notes
            6.500% January 15, 2012
    500,000 Goldman Sachs Capital I                                      520,652
            Company Guaranteed Notes
            6.345% February 15, 2034
    500,000 Lehman Brothers Holdings Inc                                 493,182
            Notes
            4.800% March 13, 2014
    500,000 Merrill Lynch & Co Inc                                       536,638
            Notes
            6.000% February 17, 2009
    500,000 Morgan Stanley                                               487,204
            Subordinated Notes
            4.750% April 1, 2014
                                                                      $3,122,265
LEISURE & ENTERTAINMENT --- 1.27%
    500,000 AOL Time Warner Inc                                          528,978
            Notes
            6.150% May 1, 2007
    500,000 Viacom Inc Class B                                           585,160
            Notes
            7.700% July 30, 2010
    439,000 Walt Disney Co                                               457,731
            Notes
            5.500% December 29, 2006
                                                                      $1,571,869
OIL & GAS --- 2.04%
    500,000 ConocoPhillips                                               523,132
            Company Guaranteed Bonds
            5.900% October 15, 2032
  1,300,000 Kinder Morgan Inc                                          1,403,732
            Senior Notes
            6.800% March 1, 2008
    500,000 Valero Energy Corp                                           603,091
            Notes
            7.500% April 15, 2032
                                                                      $2,529,955
OTHER ASSET-BACKED --- 0.86%
  1,035,000 Comed Transitional Funding Trust                           1,069,388
            Series 1998-1 Class A-6
            5.630% June 25, 2009
                                                                      $1,069,388
PAPER & FOREST PRODUCTS --- 0.86%
    500,000 International Paper Co                                       505,867
            Notes
            5.300% April 1, 2015
    500,000 Weyerhaeuser Co                                              563,416
            Notes
            6.750% March 15, 2012
                                                                      $1,069,283
RAILROADS --- 0.45%
    500,000 Union Pacific Corp                                           555,403
            Debentures
            6.625% February 1, 2029
                                                                        $555,403
REAL ESTATE --- 0.45%
    500,000 EOP Operating LP                                             551,833
            Notes
            7.750% November 15, 2007
                                                                        $551,833
RETAIL --- 1.30%
    500,000 Safeway Inc                                                  515,731
            Notes
            6.150% March 1, 2006
    500,000 Target Corp                                                  528,389
            Notes
            5.400% October 1, 2008
    500,000 Wal-Mart Stores Inc                                          561,446
            Senior Notes
            6.875% August 10, 2009
                                                                      $1,605,566
TELEPHONE & TELECOMMUNICATIONS --- 1.39%
    500,000 Deutsche Telekom International Finance BV                    660,229
            Company Guaranteed Bonds
            8.750% June 15, 2030
    500,000 Sprint Capital Corp                                          536,212
            Company Guaranteed Bonds
            6.125% November 15, 2008
    500,000 Verizon New Jersey Inc                                       531,233
            Debentures
            5.875% January 17, 2012
                                                                      $1,727,674
U.S. GOVERNMENTS --- 23.70%
    800,000 United States of America                                     851,656
            5.000% August 15, 2011
    500,000 United States of America                                     512,813
            5.750% November 15, 2005
    800,000 United States of America                                     936,594
            6.250% August 15, 2023
    700,000 United States of America                                     960,887
            8.000% November 15, 2021
    900,000 United States of America                                   1,051,137
            6.125% November 15, 2027
    500,000 United States of America                                     496,934
            1.500% July 31, 2005
    500,000 United States of America                                     496,914
            3.000% November 15, 2007
    500,000 United States of America                                     493,223
            1.625% February 28, 2006
    500,000 United States of America                                     492,422
            3.125% April 15, 2009
    500,000 United States of America                                     511,524
            4.625% May 15, 2006
    800,000 United States of America                                     805,031
            4.250% November 15, 2013
    800,000 United States of America                                     806,313
            4.250% August 15, 2013
    500,000 United States of America                                     494,102
            2.000% May 15, 2006
    500,000 United States of America                                     495,918
            3.000% February 15, 2008
    500,000 United States of America                                     536,289
            5.625% May 15, 2008
    500,000 United States of America                                     638,965
            7.500% November 15, 2016
    500,000 United States of America                                     523,692
            4.750% November 15, 2008
    400,000 United States of America                                     452,859
            6.500% February 15, 2010
    500,000 United States of America                                     496,309
            1.625% September 30, 2005
  1,000,000 United States of America                                   1,081,328
            5.375% February 15, 2031
    500,000 United States of America                                     495,860
            2.250% April 30, 2006
    800,000 United States of America                                     845,562
            4.875% February 15, 2012
    500,000 United States of America                                     507,364
            3.875% May 15, 2009
    500,000 United States of America                                     682,461
            8.125% August 15, 2019
    600,000 United States of America                                     751,031
            7.250% May 15, 2016
    500,000 United States of America                                     497,617
            1.250% May 31, 2005
    600,000 United States of America                                     867,281
            8.750% August 15, 2020
    500,000 United States of America                                     495,196
            1.875% January 31, 2006
    800,000 United States of America                                     956,469
            6.250% May 15, 2030
    500,000 United States of America                                     495,664
            1.875% December 31, 2005
    500,000 United States of America                                     496,094
            1.875% November 30, 2005
    800,000 United States of America                                     806,750
            3.500% November 15, 2006
    500,000 United States of America                                     497,676
            3.250% August 15, 2008
    500,000 United States of America                                     551,446
            6.000% August 15, 2009
    500,000 United States of America                                     488,828
            2.625% May 15, 2008
    500,000 United States of America                                     491,524
            2.250% February 15, 2007
    500,000 United States of America                                     550,489
            5.750% August 15, 2010
    500,000 United States of America                                     496,309
            2.625% November 15, 2006
    500,000 United States of America                                     495,723
            1.625% October 31, 2005
    500,000 United States of America                                     499,746
            3.125% May 15, 2007
    500,000 United States of America                                     513,887
            4.375% May 15, 2007
    500,000 United States of America                                     495,254
            2.375% August 15, 2006
    500,000 United States of America                                     498,047
            2.000% August 31, 2005
    500,000 United States of America                                     483,145
            2.625% March 15, 2009
    800,000 United States of America                                     788,969
            4.000% February 15, 2014
    500,000 United States of America                                     496,641
            1.125% June 30, 2005
    500,000 United States of America                                     491,836
            1.500% March 31, 2006
    500,000 United States of America                                     500,742
            3.250% August 15, 2007
                                                                     $29,372,521
UTILITIES --- 0.87%
    500,000 Duke Energy Corp                                             513,270
            1st Mortgage
            5.300% October 1, 2015
    500,000 ONEOK Inc                                                    565,762
            Senior Notes
            7.125% April 15, 2011
                                                                      $1,079,032

TOTAL BONDS --- 99.24%                                              $123,008,034
(Cost $121,288,452)



SHORT-TERM INVESTMENTS

    943,000 Fannie Mae                                                   942,945
                  1.065%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 0.76%                                  $942,945
(Cost $942,945)

TOTAL MAXIM BOND INDEX PORTFOLIO --- 100%                           $123,950,979
(Cost $122,231,397)

Legend
** Security is an agency note with maturity date and interest rated indicated. # Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

See Notes to Financial Statements.



Summary of Investments by Moody's Rating

Maxim Bond Index Portfolio
December 31, 2004

                                                                      % of Portfolio
         Moody's Rating                      Value ($)                 Investments
---------------------------------    -------------------------   -------------------------
---------------------------------    -------------------------   -------------------------
Aaa                                                94,375,802                      76.14%
Aa                                                  5,674,546                       4.58%
A                                                  12,432,736                      10.03%
Baa                                                11,170,390                       9.01%
Not Rated                                             297,505                       0.24%
                                     -------------------------   -------------------------
                                     -------------------------   -------------------------
                                                $ 123,950,979                     100.00%
                                     =========================   =========================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Bond Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                         Beginning             Ending               Expenses Paid
                                       Account Value       Account Value           During Period*
                                        (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,034.69               $ 2.56

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,022.62               $ 2.54

*Expenses are equal to the Portfolio's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005